Finance costs	12 Months Ended
Dec. 31, 2018
Finance Costs [Abstract]
Finance costs

19. Finance costs

	2018	2017

Interest on long-term debt	$73,039	$73,211
Unwinding of discount on provisions [note 15]	23,681	22,020
Other charges	15,059	15,377

Total	$111,779	$110,608

No borrowing costs were determined to be eligible for capitalization during the year.